Fees Summary	Oct. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 914,999.09
Previously Paid Amount	0.00
Total Fee Amount	79.60
Total Offset Amount	0.00
Net Fee	$ 79.60
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A